Gadsden Dynamic Multi-Asset ETF

Schedule of Investments

December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 96.0%	Shares	Value
abrdn Physical Gold Shares ETF(a)	181,954	$4,557,948
Alpha Architect Aggregate Bond ETF(a)	4,990	499,248
Eldridge BBB-B CLO ETF	418,933	11,290,244
Fidelity Wise Origin Bitcoin Fund(a)	46,906	3,826,591
Invesco CurrencyShares Japanese Yen Trust(a)	128,161	7,512,798
iShares Bitcoin Trust ETF(a)	58,619	3,109,738
iShares Currency Hedged MSCI ACWI ex U.S. ETF(b)	139,921	4,506,855
iShares Currency Hedged MSCI EAFE ETF	88,417	3,072,491
Janus Henderson AAA CLO ETF	172,702	8,757,718
Janus Henderson B-BBB CLO ETF	607,635	29,871,337
Schwab US Large-Cap ETF(c)	2,894,843	67,102,461
TOTAL EXCHANGE TRADED FUNDS (Cost $145,155,734)		144,107,429

COMMON STOCKS - 3.7%
Broadline Retail - 1.2%
Amazon.com, Inc.(a)	8,020	1,759,508

Coal & Consumable Fuels - 1.5%
Cameco Corp.	42,813	2,200,160

Semiconductors - 1.0%
NVIDIA Corp.	11,547	1,550,646

TOTAL COMMON STOCKS (Cost $5,456,844)		5,510,314

SHORT-TERM INVESTMENTS - 1.8%
Investments Purchased with Proceeds from Securities Lending - 1.5%
First American Government Obligations Fund - Class X, 4.41%(d)	2,204,413	2,204,413

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.41%(d)	431,662	431,662

TOTAL SHORT-TERM INVESTMENTS (Cost $2,636,075)		2,636,075

TOTAL INVESTMENTS - 101.5% (Cost $153,248,653)		$152,253,818
Liabilities in Excess of Other Assets - (1.5%)		(2,185,799)
TOTAL NET ASSETS - 100.0%		$150,068,019

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $2,151,628 which represented 1.4% of net assets.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Gadsden Dynamic Multi-Asset ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$144,107,429	$-	$-	$144,107,429
Common Stocks	5,510,314	-	-	5,510,314
Investments Purchased with Proceeds from Securities Lending	2,204,413	-	-	2,204,413
Money Market Funds	431,662	-	-	431,662
Total Investments	$152,253,818	$-	$-	$152,253,818

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions With Affiliates

Gadsden Dynamic Multi-Asset ETF transactions with affiliates represent holdings for which it and the underlying exchange-traded fund have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2024:

Alpha Architect Aggregate Bond ETF
Value, Beginning of Period	$-
Purchases	501,201
Proceeds from Sales	(2,003)
Net Realized Gains (Losses)	2
Change in Unrealized Appreciation (Depreciation)	48
Value, End of Period	$499,248
Dividend Income	$-

Alpha Architect 1-3 Month Box ETF
Shares, Beginning of Period	-
Number of Shares Purchased	5,010
Number of Shares Sold	(20)
Shares, End of Period	4,990

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